Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of our income tax provision in 2013, 2012 and 2011 were as follows:

(Millions)	2013	2012	2011
Current taxes:
Federal	$901.9	$731.5	$935.8
State	55.7	48.4	101.0
Total current taxes	957.6	779.9	1,036.8
Deferred taxes (benefits):
Federal	63.0	112.8	50.0
State	8.0	(5.2)	5.3
Total deferred income taxes	71.0	107.6	55.3
Total income taxes	$1,028.6	$887.5	$1,092.1

Schedule of Effective Income Tax Rate Reconciliation
Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2013	2012	2011
Income before income taxes	$2,940.5	$2,545.4	$3,077.8
Tax rate	35%	35%	35%
Application of the tax rate	1,029.2	890.9	1,077.2
Tax effect of:
Other, net	(.6)	(3.4)	14.9
Income taxes	$1,028.6	$887.5	$1,092.1

Schedule of Deferred Tax Assets and Liabilities
The significant components of our net deferred tax assets at December 31, 2013 and 2012 were as follows:

(Millions)	2013	2012
Deferred tax assets:
Reserve for anticipated future losses on discontinued products	$225.2	$157.4
Employee and postretirement benefits	130.9	474.1
Investments, net	76.0	79.2
Deferred policy acquisition costs	21.9	28.5
Insurance reserves	237.4	166.8
Debt fair value adjustments	62.0	—
Net operating losses	176.2	134.8
Severance and facilities	30.1	20.4
Litigation-related settlement	43.5	43.0
Other	106.3	77.6
Gross deferred tax assets	1,109.5	1,181.8
Less: Valuation allowance	139.3	134.4
Deferred tax assets, net of valuation allowance	970.2	1,047.4
Deferred tax liabilities:
Unrealized gains on investment securities	192.8	458.9
Goodwill and other acquired intangible assets	861.9	400.9
Cumulative depreciation and amortization	258.2	234.6
Total gross deferred tax liabilities	1,312.9	1,094.4
Net deferred tax assets (1)	$(342.7)	$(47.0)

(1)
Includes $521.5 million and $426.5 million classified as current assets at December 31, 2013 and 2012, respectively. Includes $864.2 million and $473.5 million classified as long-term liabilities at December 31, 2013 and 2012, respectively.